Operating costs and other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Operating costs and other operating income
Summary of research and development expenditure

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(87,740)	€(95,788)	€(115,484)
Subcontracting	(160,076)	(82,997)	(61,192)
Disposables and lab fees and premises costs	(17,629)	(18,083)	(19,529)
Depreciation, amortization and impairment	(35,378)	(22,254)	(51,493)
Professional fees	(15,949)	(9,272)	(9,316)
Other operating expenses	(18,687)	(12,900)	(12,783)
Total R&D expenses	€(335,459)	€(241,294)	€(269,797)

Summary of R&D expenditure by program

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)

Ziritaxestat program	€—	€—	€(1,096)
SIKi program	(18,400)	(18,900)	(47,727)
TYK2 program on GLPG3667	(34,965)	(31,289)	(24,467)
Cell therapy programs in oncology	(170,998)	(82,218)	(29,999)
Other discovery programs	(111,096)	(108,887)	(166,507)
Total R&D expenses	€(335,459)	€(241,294)	€(269,797)

Summary of sales and marketing expenses

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(6,561)	€(2,997)	€(1,693)
Depreciation and impairment	(4,475)	(113)	(59)
External outsourcing costs	(2,813)	(1,776)	(1,267)
Professional fees	(904)	(131)	(99)
Other operating expenses	(2,440)	(659)	(363)
Total sales and marketing expenses	€(17,193)	€(5,676)	€(3,480)

Summary of general and administrative expenses

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(52,642)	€(66,098)	€(76,536)
Depreciation and impairment	(8,697)	(15,978)	(8,529)
Legal and professional fees	(33,960)	(23,250)	(23,715)
Other operating expenses	(21,946)	(22,963)	(26,375)
Total general and administrative expenses	€(117,245)	€(128,289)	€(135,155)

Schedule of other income

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Grant income	€2,035	€6,618	€1,873
R&D incentives income	27,223	32,968	29,104
Other income	11,515	7,686	5,150
Total other operating income	€40,773	€47,272	€36,127

Schedule of R&D incentives income

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Income from innovation incentive system in France	€2,056	€5,881	€11,075
Income from Belgian R&D incentives	16,943	16,535	10,339
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	8,224	10,552	7,689
Total R&D incentives income	€27,223	€32,968	€29,104